CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 30,333	$ 32,066	$ 137,421	$ 122,368	$ 105,522
Costs of goods sold and services:
Total costs of goods sold and services	13,918	13,518	54,317	48,144	60,159
Gross profit	16,415	18,548	83,104	74,224	45,363
Operating expenses:
Research and development	10,036	6,742	31,082	26,064	26,809
Selling, general and administrative	32,457	26,039	101,618	89,111	91,851
Other lease costs	288	924	3,020	3,712	1,411
Total operating expenses	42,781	33,705	135,720	120,215	149,627
Loss from operations	(26,366)	(15,157)	(52,616)	(45,991)	(104,264)
Other income (expense):
Interest income	3,267	3,948	14,655	15,839	5,131
Change in fair value of contingent consideration	(379)	0
Other income	61	226	(136)	2,517	(277)
Loss before income taxes	(23,417)	(10,983)	(38,097)	(27,635)	(99,410)
Income tax benefit (expense)	2,913	(180)	(434)	(719)	(164)
Net loss	$ (20,504)	$ (11,163)	$ (38,531)	$ (28,354)	$ (99,574)
Net loss per common share, basic (in dollars per share)	$ (0.53)	$ (0.29)	$ (1)	$ (0.75)	$ (2.69)
Net loss per common share, diluted (in dollars per share)	$ (0.53)	$ (0.29)	$ (1)	$ (0.75)	$ (2.69)
Weighted-average common shares outstanding, basic (in shares)	38,718	38,126	38,367	37,594	36,991
Weighted-average common shares outstanding, diluted (in shares)	38,718	38,126	38,367	37,594	36,991
Product revenue
Revenues:
Total revenues	$ 20,739	$ 19,670	$ 79,740	$ 79,670	$ 69,808
Costs of goods sold and services:
Total costs of goods sold and services	9,764	8,237	33,304	29,103	42,841
Cost of service and other revenue
Revenues:
Total revenues	8,763	11,967	51,244	40,089	34,495
Costs of goods sold and services:
Total costs of goods sold and services	4,154	5,281	21,013	19,041	17,318
Collaboration and license revenue
Revenues:
Total revenues	771	155	4,452	1,380	649
Grant revenue
Revenues:
Total revenues	$ 60	$ 274	$ 1,985	$ 1,229	$ 570